Northwestern Mutual Series Fund, Inc.

Supplement Dated October 22, 2008 to the

Prospectus Dated April 30, 2008

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated April 30, 2008 (the “Prospectus”), a copy of which you have already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Changes

Emerging Markets Equity Portfolio

Effective October 10, 2008, Jose Luis Garcia joined the portfolio management team for the Emerging Markets Equity Portfolio. The Prospectus is hereby amended to insert the following text below the biography for Nicholas D. Smithie set forth under the “Emerging Markets Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS”:

“Jose Luis Garcia, Investment Officer of Massachusetts Financial Services Company, is co-manager of the Portfolio. His focus is primarily on equity securities within Latin America. For Mr. Garcia’s biographical information, please refer to “Research International Core Portfolio,” above.”

Large Cap Blend Portfolio

By October 31, 2008, Michael R. Ericksen, David I. Fischer and Karen A. Miller will leave and Jim S. Kang will join the portfolio management team for the Large Cap Blend Portfolio. The Prospectus is hereby amended to delete the biographies of Messrs. Ericksen and Fischer and Ms. Miller currently set forth under the “Large Cap Blend Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and to add the following biography for Jim S. Kang:

“Jim S. Kang, Senior Vice President of Capital International Research, Inc., and a Vice President of CGTC, has been employed by CGTC or an affiliate for 20 years and has served as a portfolio manager selecting equity securities during the past five years. He is a Phi Beta Kappa graduate from the University of California at Los Angeles, where he earned a BS in psychobiology (magna cum laude). He also holds an MBA from Columbia University Graduate School of Business.”

Domestic Equity Portfolio

By October 31, 2008, Karen A. Miller will leave, and Gene D. Barron will join, the portfolio management team for the Domestic Equity Portfolio. The Prospectus is hereby amended to delete the biography for Karen A. Miller currently set forth under the “Domestic Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and to add the following biography for Gene D. Barron:

“Gene D. Barron, Senior Vice President and investment analyst for Capital International Research, Inc., has been employed by CGTC or an affiliate for 15 years and has served as a research analyst selecting equity securities during the past five years. Mr. Barron graduated from the Wharton School at the University of Pennsylvania with an MBA (with distinction) in corporate finance and accounting, and a BS (magna cum laude) in economics.”

Index Name Change

Effective October 1, 2008, the S&P/Citigroup PMI Global ex-US Index was renamed the “S&P Global ex-US LargeMidCap Index.” All references to the Index contained in the Prospectus are hereby updated to reflect such new name, and the definition for the Index found at footnote (a) to the Average Annual Return Table for the International Growth Portfolio is hereby revised to read as follows:

“The S&P Global ex-US LargeMidCap Index is an unmanaged, capitalization-weighted index which includes companies in the top 85% of the S&P Global Broad Market Index (BMI), by capitalization. The S&P Global BMI includes companies in developed and emerging markets (excluding the U.S.) with more than $100 million (USD) of free float capitalization. The Index does not reflect the deduction of fees and expenses. It is not possible to invest directly in an index.”

Northwestern Mutual Series Fund, Inc.

Supplement Dated October 22, 2008 to the

Prospectus Dated April 30, 2008

The following information supplements the Prospectus for the Northwestern Mutual Series Fund, Inc. (the “Series Fund”) dated April 30, 2008 (the “Prospectus”), a copy of which you have already received. You should read this Supplement together with the Prospectus. Please retain this Supplement for future reference.

Portfolio Manager Change – Domestic Equity Portfolio

By October 31, 2008, Karen A. Miller will leave, and Gene D. Barron will join, the portfolio management team for the Domestic Equity Portfolio. The Prospectus is hereby amended to delete the biography for Karen A. Miller currently set forth under the “Domestic Equity Portfolio” paragraph of the “Portfolio Managers” sub-section of the section titled, “THE INVESTMENT ADVISER AND SUB-ADVISERS,” and to add the following biography for Gene D. Barron:

“Gene D. Barron, Senior Vice President and investment analyst for Capital International Research, Inc., has been employed by CGTC or an affiliate for 15 years and has served as a research analyst selecting equity securities during the past five years. Mr. Barron graduated from the Wharton School at the University of Pennsylvania with an MBA (with distinction) in corporate finance and accounting, and a BS (magna cum laude) in economics.”

Index Name Change

Effective October 1, 2008, the S&P/Citigroup PMI Global ex-US Index was renamed the “S&P Global ex-US LargeMidCap Index.” All references to the Index contained in the Prospectus are hereby updated to reflect such new name, and the definition for the Index found at footnote (a) to the Average Annual Return Table for the International Growth Portfolio is hereby revised to read as follows:

“The S&P Global ex-US LargeMidCap Index is an unmanaged, capitalization-weighted index which includes companies in the top 85% of the S&P Global Broad Market Index (BMI), by capitalization. The S&P Global BMI includes companies in developed and emerging markets (excluding the U.S.) with more than $100 million (USD) of free float capitalization. The Index does not reflect the deduction of fees and expenses. It is not possible to invest directly in an index.”